Fair Value Measurements (Details) - Schedule of fair value of the convertible debt derivative liabilities	12 Months Ended
	Dec. 31, 2020
October 1, 2020 [Member]
Fair Value Measurements (Details) - Schedule of fair value of the convertible debt derivative liabilities [Line Items]
Equity volatility
Probability of next financing event	100.00%	[1]
Timing of next financing event	Oct. 01, 2020	[1]
Probability of default event	0.00%	[1]
Timing of default event		[1]
Probability of sale event	0.00%	[1]
Timing of sale event		[1]
October 1, 2020 [Member] | Minimum [Member]
Fair Value Measurements (Details) - Schedule of fair value of the convertible debt derivative liabilities [Line Items]
Probability-weighted conversion discount	2.50%
Remaining term (years)	0 years
Risk rate	19.60%	[1]
Negotiation discount	0.00%	[1],[2]
October 1, 2020 [Member] | Maximum [Member]
Fair Value Measurements (Details) - Schedule of fair value of the convertible debt derivative liabilities [Line Items]
Probability-weighted conversion discount	50.00%
Remaining term (years)	4 years 109 days
Risk rate	57.70%	[1]
Negotiation discount	0.10%	[1],[2]
Issuance of January 2020 Note (January 2020) [Member]
Fair Value Measurements (Details) - Schedule of fair value of the convertible debt derivative liabilities [Line Items]
Probability-weighted conversion discount	50.00%
Remaining term (years)	5 years
Equity volatility
Risk rate	50.00%	[1]
Probability of next financing event	70.00%	[1]
Timing of next financing event	Sep. 30, 2020	[1]
Probability of default event	30.00%	[1]
Timing of default event	Sep. 30, 2020	[1]
Probability of sale event	0.00%	[1]
Timing of sale event		[1]
Negotiation discount	24.20%	[1],[2]
Issuance of December 2019 Note and December 31, 2019 [Member]
Fair Value Measurements (Details) - Schedule of fair value of the convertible debt derivative liabilities [Line Items]
Probability of next financing event	70.00%	[1]
Timing of next financing event	Sep. 30, 2020	[1]
Timing of default event	Sep. 30, 2020	[1]
Timing of sale event	Sep. 30, 2020	[1]
Negotiation discount	21.70%	[1],[2]
Issuance of December 2019 Note and December 31, 2019 [Member] | Minimum [Member]
Fair Value Measurements (Details) - Schedule of fair value of the convertible debt derivative liabilities [Line Items]
Probability-weighted conversion discount	23.90%
Remaining term (years)	255 days
Equity volatility	63.00%
Risk rate	27.20%	[1]
Probability of default event	25.00%	[1]
Probability of sale event	0.00%	[1]
Issuance of December 2019 Note and December 31, 2019 [Member] | Maximum [Member]
Fair Value Measurements (Details) - Schedule of fair value of the convertible debt derivative liabilities [Line Items]
Probability-weighted conversion discount	50.00%
Remaining term (years)	4 years 6 months
Equity volatility	71.00%
Risk rate	50.00%	[1]
Probability of default event	30.00%	[1]
Probability of sale event	5.00%	[1]
Issuances of Initial 2019 Notes (July 2019) [Member]
Fair Value Measurements (Details) - Schedule of fair value of the convertible debt derivative liabilities [Line Items]
Probability-weighted conversion discount	24.10%
Remaining term (years)	5 years
Equity volatility	74.00%
Risk rate	29.00%	[1]
Probability of next financing event	50.00%	[1]
Timing of next financing event	Mar. 31, 2020	[1]
Probability of default event	50.00%	[1]
Timing of default event	Mar. 31, 2020	[1]
Probability of sale event	0.00%	[1]
Timing of sale event		[1]
Negotiation discount	0.00%	[1],[2]
Issuances of Initial 2019 Notes (June 2019) [Member]
Fair Value Measurements (Details) - Schedule of fair value of the convertible debt derivative liabilities [Line Items]
Probability-weighted conversion discount	24.40%
Remaining term (years)	2 years
Equity volatility	78.00%
Risk rate	26.60%	[1]
Probability of next financing event	50.00%	[1]
Timing of next financing event	Mar. 31, 2020	[1]
Probability of default event	50.00%	[1]
Timing of default event	Mar. 31, 2020	[1]
Probability of sale event	0.00%	[1]
Timing of sale event		[1]
Negotiation discount	0.00%	[1],[2]
Issuances of Initial 2019 Notes (February 2019) [Member]
Fair Value Measurements (Details) - Schedule of fair value of the convertible debt derivative liabilities [Line Items]
Probability-weighted conversion discount	24.40%
Remaining term (years)	2 years
Equity volatility	75.00%
Risk rate	34.20%	[1]
Probability of next financing event	50.00%	[1]
Timing of next financing event	Sep. 30, 2019	[1]
Probability of default event	50.00%	[1]
Timing of default event	Sep. 30, 2019	[1]
Probability of sale event	0.00%	[1]
Timing of sale event		[1]
Negotiation discount	0.00%	[1],[2]

[1]	Represents a Level III unobservable input
[2]	Based on the terms and provisions of the December 2019 and January 2020 Notes, the valuation model incorporated this additional assumption